Convertible loan	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Convertible loan

10. Convertible loan

The following table summarizes the changes in the convertible debt instrument during the six month period to June 30, 2023:

	Residual loan	Embedded derivative	Total
	£	£	£

Balance at December 31, 2022	653,484	2,439	655,923
Accrued interest	50,975	-	50,975
Modification of loan notes	(53,619)	699,464	645,845
Conversion of loan notes	(254,150)	-	(254,150)
Fair value adjustment	-	(578,877)	(578,877)
Currency adjustment	(31,525)	-	(31,525)
Balance at June 30, 2023	365,165	123,026	488,191

The fair value of the residual loan is not materially different to the book value.

On February 10, 2022, 74% of the face value, totaling $13,447,012 (£9,861,405), of loan notes in issue at the time (including interest accrued to date) converted into 63,280 ordinary shares and 126,560 warrants over ordinary shares in the listed entity. In line with terms of the loan notes and at the loan note holders’ option, 25% of the face value of the loan notes outstanding at the IPO (after adjusting for noteholders who had converted in full at the IPO) were repaid 90 days after the listing date.

On August 9, 2022 the Company agreed with one of the loan note holders not to exercise the right to require the loan notes to be repaid in cash in accordance with the terms of the loan notes and to amend certain other aspects of the loan notes (“2022 amended loan notes”). As additional consideration, the Company has issued warrants to subscribe for 11,678 ordinary shares in the share capital of the Company.

On April 3, 2023, the Company agreed with the loan note holder not to exercise the right to require the loan notes to be repaid in cash in accordance with the terms of the loan notes and to amend certain other aspects of the loan notes (“2023 amended loan notes”). As additional consideration, the Company has issued warrants to subscribe for 200,000 ordinary shares in the share capital of the Company. This warrant contained a condition whereby if a registration statement, to be filed by the Company, registering all of the securities underlying the note holder’s amended convertible loan note, was not declared effective by July 31, 2023, the note holder will be entitled to receive 0.30 Ordinary Shares for each share it was originally entitled to purchase under these warrants without the payment of any additional consideration. No such registration statement was filed. The related fair value of the issue of any additional securities is approximately $37,000 and is not considered material to the financial statements.

In the period to June 30, 2023, loan notes with a value of £254,150 ($323,000) were converted into equity for 527,016 Ordinary Shares. Following the period end, the remaining balance £365,165 ($486,692) and interest was converted into equity for 1,070,290 Ordinary Shares.

Accounting for the original loan notes

As the loan notes have two elements, the debt instrument and the conversion option which is accounted for as an embedded derivative liability, the fair value of the conversion option is calculated first and then subtracted from the fair value of the entire instrument net of issuance costs totaling.

When considering the fair value of the conversion option at the points of initial recognition management took into account the probability of a listing happening before maturity and what the expected fair value of the shares would be at the listing. The embedded derivative was measured at fair value on the date of issuance (based on the Black-Scholes valuation model).

The loan is subsequently measured at amortized cost. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the 5% of interest rate.

The value of the embedded derivative is remeasured at fair value at each reporting date (based on the Black-Scholes valuation model) with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9. The inputs associated with calculating the fair value of the embedded derivative are considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

The conversion option had been fully extinguished by December 31, 2022, and as such the related value of the option was £Nil.

Accounting for the amended loan notes

The modifications to 2022 amended loan notes represent as substantial amendment as the modifications are related to:

1.	Removing the exercise of the right to require the loan in cash as of August 9, 2022.

2.	Extending the repayment date to January 31, 2023, and modifying the structure to be repaid in shares if not redeemed before in cash.

3.	Revising the conversion price for the conversion of the loan notes in shares. The revised conversion price would be $0.50 and, if the 5-day trailing VWAP of the Company’s ADS is above that and $0.20 as a floor.

4.	Giving the option to the holder for redemption in cash, which will occur no later than February 10, 2023, and to the Company for an early redemption at any moment but having the Holder an option to convert into shares using the revised conversion price at that moment.

The modifications to the 2023 amended loan notes represent as substantial amendment as the modifications are related to:

1.	A waiver to any defaults arising in connection with the 2022 amended loan notes.

2.	Extending the repayment date to January 15, 2024; and

3.	Amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the ten (10) day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20

In line with IFRS 9.3.3.2, an exchange between an existing borrower and lender of debt instruments with substantially different terms shall be accounted for as an extinguishment of the original financial liability (with the associate gain or loss shown in the Income Statement) and the recognition of a new financial liability. In addition, as consideration for these modifications, the Company has issued additional warrants to subscribe for 200,000 ordinary shares in the share capital of the Company.

The original financial instrument was derecognised, including any unamortised transaction costs, and the new instrument was initially recognised at fair value and subsequently measured at amortised cost at each reporting date.

The conversion option is a single embedded derivative that is separately recognized as a liability and accounted for at fair value through profit and loss. The conversion options are financial liabilities in accordance with IAS 32:11 because the Company issues shares such that the fair value of the shares delivered is always equal to the amount of the contractual obligation (i.e. a variable number of shares depending on the share price of the stock). As a result, the conversion options are part of the financial liability debt instrument and should be evaluated under the embedded derivatives guidance. Because the conversion options are indexed to the equity of the issuer, these are not closely related to the host contract as stipulated under IFRS 9:B4.3.5(c).

This instrument is considered as a new freestanding financial instrument and constitutes an embedded derivative liability that is separately recognized as a liability and accounted for at fair value through profit and loss.

The value of the embedded derivatives are remeasured at fair value at each reporting date (based on the Black-Scholes valuation model) with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9. The inputs associated with calculating the fair value of the embedded derivative are considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

Conversion option

	April 3, 2023	June 30, 2023
Exercise price in USD	$1.00	$1.00
Share price in USD	$1.70	$0.54
Time to maturity	0.8 years	0.6 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.1%	4.1%
Dividend yield	-	-

Related share purchase warrants

	April 3, 2023	June 30, 2023
Exercise price in USD	$5.00	$5.00
Share price in USD	$1.700	$0.54
Time to maturity	5 years	4.8 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.5%	4.5%
Dividend yield	-	-